Summary of revenue (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	$ 4,153,947	$ 2,051,016
EasyDNA Branded Tests [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	3,813,482	2,044,152
AffinityDNA Branded Tests [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	330,777
geneType Branded Tests [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	$ 9,688	$ 6,864